Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Assets and Liabilities at Fair Value
The following are the major categories of assets and liabilities measured at fair value on a recurring basis during the years ended December 31, 2025 and 2024, respectively:

December 31, 2025	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Net Asset Value as Practical Expedient*	Total Fair Value

Common stock	$18,482,206	$—	$—	$—	$18,482,206
Common collective trust funds	—	—	—	334,875,426	334,875,426
Money market fund	11,734,680	—	—	—	11,734,680
Mutual funds	135,138,389	—	—	—	135,138,389
Total investments	$165,355,275	$—	$—	$334,875,426	$500,230,701

December 31, 2024	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Net Asset Value as Practical Expedient*	Total Fair Value

Common stock	$19,978,825	$—	$—	$—	$19,978,825
Common collective trust funds	—	—	—	272,268,804	272,268,804
Money market fund	11,381,235	—	—	—	11,381,235
Mutual funds	114,981,791	—	—	—	114,981,791
Total investments	$146,341,851	$—	$—	$272,268,804	$418,610,655
*In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in the tables are intended to permit reconciliation of the fair value to the line items presented in the statements of net assets available for benefits.